RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 16 – RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of September 30, 2025:

Name of related parties	Relationship with the Group
Li Hongqi	Chairman of the Board
Li Hongliang	Chief Executive Officer, brother of Li Hongqi
Li Hongguang	A shareholder of the Company, brother of Li Hongqi
Shuifu Yongcheng Technology Co., Ltd. (“Shuifu”)	An equity investee of the Company. On August 22, 2025, the Company sold its equity interest in Shuifu to a non-related third party.
Sichuan Hongzhuo Shuya Energy Co., Ltd. (Sichuan Hongzhou”)	An equity investee of the Company. On September 12, 2025, the Company sold its equity interest in Sichuan Honzhou to a third party.
Sichuan TIBO Fluid Technology Co., Ltd. (“Sichuan TIBO”)	An equity investee of the Company. On February 8, 2025, the Company sold its equity interest in Sichuan TIBO to a third party.

The following related party balances are non-interest bearing as of September 30, 2025 and 2024:

	2025	2024
	US$	US$
Amounts due from related party:
Shuifu. (1)	$-	$31,535
	$-	$31,535

Loan receivable from a related party
Sichuan TIBO (4)	$-	$822,878
	$-	$822,878

Amounts due to related parties:
Li Hongqi (2)	$4,254,385	$4,692,339
Li Hongliang (2)	1,501,432	1,106,442
Sichuan TIBO (3)	-	2,379,668
Sichuan Hongzhuo (3)	-	1,054,882
Li Hongguang (2)	-	5,728
	$5,755,817	$9,239,059

(1)	This is a loan from the Company to Shuifu Yongcheng. The loan is non-interest bearing and due on demand. As of September 30, 2025, the loan was collected in full.

(2)	The balances are related primarily to share capital withdrawal to be paid to individual shareholders. On March 12, 2023 and March 20, 2023, China Oil Blue Ocean and ZJY Technologies’ individual shareholders withdrew their share capital from the companies. These share capital withdrawals reduced the Company’s additional paid-in capital by approximatively $9.3 million, and they were credited to amount due to related parties. During fiscal year 2024, the Company reduced the amount owed to related parties and paid $1.3 million to Li Hongqi and $2.9 million to Li Hongliang, respectively.

(3)	The balance is for expenses paid on behalf of the Company.

(4)

On March 25, 2024, the Company lent RMB5,600,000 (US$799,155) to Sichuan TIBO. The loan to Sichuan TIBO was for 13 months with annual interest of 8% from March 25, 2024 to June 25, 2024, and 3.5% from June 26, 2024 to April 30, 2025. Interest income related to this loan was RMB166,236 (US$23,723) as of September 30, 2024. Sichuan TIBO repaid RMB 600,000 (US$84,442) on January 22, 2025. On April 20, 2025 and October 24, 2025, China Oil Blue Ocean and Sichuan TIBO agreed to extended the maturity date of the remaining RMB 5 million (US$703,682) loan balance to June 30, 2026. Due to the full disposal of the equity in TIBO in February 2025, the outstanding loans due from TIBO were reclassified as loans receivable from a third party in the consolidated financial statements as of September 30, 2025.

The following are related party transactions for the years ended September 30, 2025, 2024 and 2023:

	2025	2024	2023
Revenues:
Equipment sales to Sichuan TIBO	$-	$1,692,268	$2,222,816
LNG/CNG sales to Hongzhuo Shuya	-	3,871,248	5,308,129
	$-	$5,563,516	$7,530,945

	2025	2024	2023
Factory lease
Sichuan TIBO (Lessor)	$-	$90,483	$45,787
	$-	$90,483	$45,787

	2025	2024	2023
Purchase of equipment:
Sichuan TIBO	$-	$1,069,239	$2,130,283
	$-	$1,069,239	$2,130,283

	2025	2024	2023
Purchase of fixed assets:
Sichuan TIBO	$-	$-	$9,963
	$-	$-	$9,963